PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT

The Company reviews the estimated useful lives of property and equipment at the end of each reporting period. The Company determined that the useful lives of the assets included as property and equipment are in accordance with their expected lives.
Property and equipment as of December 31, 2021 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	50,332	10,084	51,568	79	13,907	2,354	49,803	178,127
Additions related to business combinations (note 26.18)	269	781	456	273	—	—	—	1,779
Additions	17,644	3,709	1,372	—	64	—	28,591	51,380
Disposals	(1,462)	(418)	(506)	(138)	—	—	(322)	(2,846)
Transfers	—	—	15,454	—	—	—	(15,454)	—
Translation	17	51	(42)	26	—	—	(4)	48
Values at end of year	66,800	14,207	68,302	240	13,971	2,354	62,614	228,488

Depreciation
Accumulated at beginning of year	32,647	6,651	36,601	17	1,184	—	—	77,100
Additions	10,571	2,073	6,811	36	308	—	—	19,799
Disposals	(1,216)	(279)	(460)	(54)	—	—	—	(2,009)
Translation	22	30	(37)	12	—	—	—	27
Accumulated at end of year	42,024	8,475	42,915	11	1,492	—	—	94,917
Carrying amount	24,776	5,732	25,387	229	12,479	2,354	62,614	133,571

Property and equipment as of December 31, 2020 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	38,939	9,599	50,357	108	13,821	2,354	34,171	149,349
Additions related to business combinations (note 26.18)	1,075	222	139	29	—	—	—	1,465
Additions	10,900	625	810	—	10	—	16,285	28,630
Disposals	(592)	(489)	(71)	(58)	—	—	(46)	(1,256)
Transfers	—	89	442	—	76	—	(607)	—
Translation	10	38	(109)	—	—	—	—	(61)
Values at end of year	50,332	10,084	51,568	79	13,907	2,354	49,803	178,127

Depreciation
Accumulated at beginning of year	25,277	5,344	30,290	28	877	—	—	61,816
Additions	7,837	1,464	6,413	16	307	—	—	16,037
Disposals	(496)	(250)	(35)	(31)	—	—	—	(812)
Translation	29	93	(67)	4	—	—	—	59
Accumulated at end of year	32,647	6,651	36,601	17	1,184	—	—	77,100
Carrying amount	17,685	3,433	14,967	62	12,723	2,354	49,803	101,027